Property, Plant and Equipment - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 20,431,261
Property plant and equipment, accumulated depreciation	(8,650,381)
Property plant and equipment, net amount	11,780,880	$ 12,918,249	$ 11,915,363	$ 10,208,289
Buildings [Member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	6,056,821
Property plant and equipment, accumulated depreciation	(2,074,344)
Property plant and equipment, net amount	$ 3,982,477	4,305,145	3,779,963
Buildings [Member] | Bottom of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	5 years
Buildings [Member] | Top of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	60 years
Land [Member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 1,069,392
Property plant and equipment, accumulated depreciation
Property plant and equipment, net amount	1,069,392	1,209,739	1,056,590	944,922
Machinery and equipment [Member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	9,303,273
Property plant and equipment, accumulated depreciation	(5,265,077)
Property plant and equipment, net amount	$ 4,038,196	4,310,590	3,832,826	3,569,854
Machinery and equipment [Member] | Bottom of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	3 years
Machinery and equipment [Member] | Top of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	30 years
Facilities [Member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 1,053,308
Property plant and equipment, accumulated depreciation	(370,960)
Property plant and equipment, net amount	$ 682,348	764,036	575,290	487,028
Facilities [Member] | Bottom of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	10 years
Facilities [Member] | Top of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	30 years
Computer equipment [Member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 500,079
Property plant and equipment, accumulated depreciation	(312,915)
Property plant and equipment, net amount	$ 187,164	166,291	116,263
Computer equipment [Member] | Bottom of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	2 years
Computer equipment [Member] | Top of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	15 years
Vehicles (land and air) [Member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 451,401
Property plant and equipment, accumulated depreciation	(175,819)
Property plant and equipment, net amount	$ 275,582	272,663	214,898	180,960
Vehicles (land and air) [Member] | Bottom of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	3 years
Vehicles (land and air) [Member] | Top of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	35 years
Construction in progress [Member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 1,238,785
Property plant and equipment, accumulated depreciation
Property plant and equipment, net amount	1,238,785	1,636,719	2,124,483	$ 1,218,888
Others [Member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	758,202
Property plant and equipment, accumulated depreciation	(451,266)
Property plant and equipment, net amount	$ 306,936	$ 253,066	$ 215,050
Others [Member] | Bottom of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	2 years
Others [Member] | Top of range [member]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	25 years